                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02611

                            Van Kampen Exchange Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/04

Item 1.  Reports to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Exchange Fund performed during the annual period. This report includes the fund's financial statements and a list of fund investments as of December 31, 2004.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY BE THEREFORE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P 500 Stock Index from 12/31/94 through 12/31/04.
(LINE GRAPH)

                                                                  VAN KAMPEN EXCHANGE FUND                S&P 500 INDEX
                                                                  ------------------------                -------------
12/94                                                                      10000                              10000
                                                                           11256                              10974
                                                                           12588                              12022
                                                                           12930                              12978
12/95                                                                      13295                              13759
                                                                           13986                              14498
                                                                           14668                              15149
                                                                           15890                              15617
12/96                                                                      18109                              16918
                                                                           18526                              17373
                                                                           20748                              20403
                                                                           23046                              21931
12/97                                                                      21592                              22560
                                                                           24463                              25708
                                                                           24217                              26556
                                                                           24091                              23914
12/98                                                                      27931                              29005
                                                                           28224                              30449
                                                                           29726                              32596
                                                                           29234                              30559
12/99                                                                      31199                              35106
                                                                           37290                              35910
                                                                           40631                              34954
                                                                           34512                              34612
12/00                                                                      33869                              31902
                                                                           30034                              28121
                                                                           31630                              29767
                                                                           28453                              25397
12/01                                                                      31846                              28112
                                                                           32567                              28190
                                                                           27093                              24413
                                                                           22289                              20197
12/02                                                                      23735                              21901
                                                                           23333                              21212
                                                                           25793                              24476
                                                                           26620                              25122
12/03                                                                      30011                              28182
                                                                           29711                              28658
                                                                           30871                              29151
                                                                           29827                              28606
12/04                                                                      31611                              31246

--------------------------------------------
                                W/O SALES
AVERAGE ANNUAL                   CHARGES
TOTAL RETURNS                 since 12/16/76

Since Inception                   12.24%

10-year                           12.20

5-year                             0.26

1-year                             5.33
--------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown above assume reinvestment of all dividends and capital gains.

The S&P 500 Stock Index is generally representative of the U. S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

VAN KAMPEN EXCHANGE FUND

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
COMMON STOCKS  99.4%
AEROSPACE & DEFENSE  0.7%
Honeywell International, Inc. ..............................    12,528    $   443,617
                                                                          -----------

ALUMINUM  0.8%
Alcan, Inc. (Canada)........................................    10,774        528,357
                                                                          -----------

AUTO PARTS & EQUIPMENT  0.4%
Dana Corp. .................................................    13,677        237,022
                                                                          -----------

COMPUTER HARDWARE  2.3%
International Business Machines Corp. ......................    15,016      1,480,277
                                                                          -----------

CONSTRUCTION & ENGINEERING  1.1%
Fluor Corp. ................................................    12,831        699,418
                                                                          -----------

DIVERSIFIED BANKS  1.5%
HSBC Holdings PLC--ADR (United Kingdom).....................    11,434        973,491
                                                                          -----------

DIVERSIFIED METALS & MINING  0.7%
Massey Energy Corp. ........................................    12,831        448,443
                                                                          -----------

FOREST PRODUCTS  1.1%
Louisiana-Pacific Corp. ....................................    25,970        694,438
                                                                          -----------

HEALTH CARE DISTRIBUTORS  0.2%
Cardinal Health, Inc. ......................................     1,867        108,566
                                                                          -----------

HEALTH CARE EQUIPMENT  0.6%
Baxter International, Inc. .................................    10,000        345,400
Edwards Lifesciences Corp. (a)..............................     1,000         41,260
                                                                          -----------
                                                                              386,660
                                                                          -----------
HEALTH CARE SERVICES  0.4%
Medco Health Solutions, Inc. (a)............................     6,075        252,720
                                                                          -----------

INDUSTRIAL GASES  8.1%
Air Products & Chemicals, Inc. .............................    89,021      5,160,547
                                                                          -----------

INDUSTRIAL MACHINERY  0.9%
SPX Corp. ..................................................    13,648        546,739
                                                                          -----------

INTEGRATED OIL & GAS  12.8%
Amerada Hess Corp. .........................................    21,200      1,746,456
BP PLC--ADR (United Kingdom)................................    33,876      1,978,358
Exxon Mobil Corp. ..........................................    86,639      4,441,115
                                                                          -----------
                                                                            8,165,929
                                                                          -----------

 2                                             See Notes to Financial Statements

VAN KAMPEN EXCHANGE FUND

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
MULTI-LINE INSURANCE  4.3%
American International Group, Inc. .........................    41,688    $ 2,737,651
                                                                          -----------

OFFICE SERVICES & SUPPLIES  1.6%
IKON Office Solutions, Inc. ................................    86,993      1,005,639
                                                                          -----------

OIL & GAS DRILLING  0.2%
Transocean, Inc. (Cayman Islands) (a).......................     3,113        131,960
                                                                          -----------

OIL & GAS EQUIPMENT & SERVICES  5.3%
Baker Hughes, Inc. .........................................    25,634      1,093,803
Halliburton Co. ............................................    30,320      1,189,757
Schlumberger Ltd. (Netherlands Antilles)....................    16,080      1,076,556
                                                                          -----------
                                                                            3,360,116
                                                                          -----------
OIL & GAS EXPLORATION & PRODUCTION  3.1%
Apache Corp. ...............................................    26,346      1,332,317
Kerr-McGee Corp. ...........................................    10,900        629,911
                                                                          -----------
                                                                            1,962,228
                                                                          -----------
PACKAGED FOODS  5.9%
McCormick & Co., Inc. ......................................    96,518      3,725,595
                                                                          -----------

PAPER PRODUCTS  2.2%
Georgia-Pacific Corp. ......................................    37,376      1,400,852
                                                                          -----------

PHARMACEUTICALS  27.3%
Johnson & Johnson...........................................    78,636      4,987,095
Merck & Co., Inc. ..........................................    50,376      1,619,085
Pfizer, Inc. ...............................................   189,577      5,097,726
Schering-Plough Corp. ......................................   156,022      3,257,739
Wyeth, Inc. ................................................    56,000      2,385,040
                                                                          -----------
                                                                           17,346,685
                                                                          -----------
REAL ESTATE INVESTMENT TRUSTS  1.5%
Plum Creek Timber Co., Inc. REIT............................    25,602        984,141
                                                                          -----------

RESTAURANTS  0.2%
Luby's Cafeterias, Inc. (a).................................    13,367        100,253
                                                                          -----------

SEMICONDUCTORS  10.7%
Intel Corp. ................................................   291,662      6,821,974
                                                                          -----------

SPECIALTY CHEMICALS  5.5%
International Flavors & Fragrances, Inc. ...................    49,712      2,129,662
Lubrizol Corp. .............................................    37,620      1,386,673
                                                                          -----------
                                                                            3,516,335
                                                                          -----------
TOTAL LONG-TERM INVESTMENTS  99.4%
(Cost $6,838,401)......................................................    63,219,653

See Notes to Financial Statements                                              3

VAN KAMPEN EXCHANGE FUND

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 continued

DESCRIPTION                                                                  VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT  0.6%
State Street Bank & Trust Co. ($360,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.15%, dated 12/31/04, to be sold on 01/03/05 at $360,065)
  (Cost $360,000)......................................................   $   360,000
                                                                          -----------

TOTAL INVESTMENTS  100.0%
  (Cost $7,198,401)....................................................    63,579,653
LIABILITIES IN EXCESS OF OTHER ASSETS  0.0%............................       (13,856)
                                                                          -----------

NET ASSETS  100.0%.....................................................   $63,565,797
                                                                          ===========

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

REIT--Real Estate Investment Trust

 4                                             See Notes to Financial Statements

VAN KAMPEN EXCHANGE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2004

ASSETS:
Total Investments (Cost $7,198,401).........................  $63,579,653
Cash........................................................          296
Receivables:
  Dividends.................................................      102,668
  Interest..................................................           22
Other.......................................................       18,109
                                                              -----------
    Total Assets............................................   63,700,748
                                                              -----------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................       16,018
  Other Affiliates..........................................        4,285
Managing General Partners' Retirement Plan..................       73,845
Accrued Expenses............................................       40,803
                                                              -----------
    Total Liabilities.......................................      134,951
                                                              -----------
NET ASSETS..................................................  $63,565,797
                                                              ===========
NET ASSETS ARE COMPRISED OF:
180,320 units of limited partnership interest...............  $62,327,677
3,346 units of non-managing general partnership interest....    1,156,546
236 units of managing general partnership interest..........       81,574
                                                              -----------
NET ASSETS..................................................  $63,565,797
                                                              ===========
NET ASSET VALUE PER UNIT ($63,565,797 divided by 183,902
  units of partnership interest outstanding)................  $    345.65
                                                              ===========

See Notes to Financial Statements                                              5

VAN KAMPEN EXCHANGE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2004

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $10,402).....  $ 1,075,748
Interest....................................................        9,508
                                                              -----------
    Total Income............................................    1,085,256
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      288,106
Managing General Partners' Fees and Related Expenses........       45,779
Shareholder Reports.........................................       26,863
Audit.......................................................       25,584
Shareholder Services........................................       15,584
Custody.....................................................       11,059
Legal.......................................................        6,858
Other.......................................................       25,842
                                                              -----------
    Total Expenses..........................................      445,675
    Less Credits Earned on Cash Balances....................          858
                                                              -----------
    Net Expenses............................................      444,817
                                                              -----------
NET INVESTMENT INCOME.......................................  $   640,439
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain on Investments as a result of partner
  in-kind redemptions.......................................  $ 5,022,438
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   58,760,543
  End of the Period.........................................   56,381,252
                                                              -----------
Net Unrealized Depreciation During the Period...............   (2,379,291)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 2,643,147
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 3,283,586
                                                              ===========

 6                                             See Notes to Financial Statements

VAN KAMPEN EXCHANGE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                            FOR THE              FOR THE
                                                          YEAR ENDED           YEAR ENDED
                                                       DECEMBER 31, 2004    DECEMBER 31, 2003
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................     $   640,439          $   620,402
Net Realized Gain on Investments as a result of
  partner in-kind redemptions........................       5,022,438            3,543,670
Net Unrealized Appreciation/Depreciation During the
  Period.............................................      (2,379,291)           9,926,325
                                                          -----------          -----------
Change in Net Assets from Operations.................       3,283,586           14,090,397
                                                          -----------          -----------

Distributions from Net Investment Income.............        (237,835)            (266,042)

Distributions from Net Realized Gain.................         (17,030)                 -0-
                                                          -----------          -----------
Total Distributions..................................        (254,865)            (266,042)
                                                          -----------          -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................       3,028,721           13,824,355
                                                          -----------          -----------

FROM PARTNERSHIP UNIT TRANSACTIONS:
Proceeds From Units Issued Through Dividend
  Reinvestment.......................................          46,523               52,133
Cost of Units Repurchased............................      (5,935,578)          (3,908,192)
                                                          -----------          -----------
NET CHANGE IN NET ASSETS FROM PARTNERSHIP UNIT
  TRANSACTIONS.......................................      (5,889,055)          (3,856,059)
                                                          -----------          -----------
TOTAL INCREASE/DECREASE IN NET ASSETS................      (2,860,334)           9,968,296
NET ASSETS:
Beginning of the Period..............................      66,426,131           56,457,835
                                                          -----------          -----------
End of the Period....................................     $63,565,797          $66,426,131
                                                          ===========          ===========

CHANGE IN PARTNERSHIP UNITS OUTSTANDING:
Units Issued Through Dividend Reinvestment...........             141                  185
Units Repurchased....................................         (17,817)             (14,244)
                                                          -----------          -----------
  Decrease in Partnership Units Outstanding..........         (17,676)             (14,059)
                                                          ===========          ===========

See Notes to Financial Statements                                              7

VAN KAMPEN EXCHANGE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED DECEMBER 31,
                                       -----------------------------------------------------------
                                        2004         2003         2002         2001         2000
                                       -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................. $329.53      $261.82      $352.77      $376.51      $348.41
                                       -------      -------      -------      -------      -------
  Net Investment Income...............    3.43(a)      2.99(a)      2.60(a)      2.40(a)      1.85(a)
  Net Realized and Unrealized
    Gain/Loss.........................   14.06        66.00       (92.27)      (24.86)       28.06
                                       -------      -------      -------      -------      -------
Total from Investment Operations......   17.49        68.99       (89.67)      (22.46)       29.91
                                       -------      -------      -------      -------      -------
Less:
  Distributions from Net Investment
    Income............................    1.28         1.28         1.28         1.28         1.28
  Distributions from Net Realized
    Gain..............................     .09          -0-          -0-          -0-          .53
                                       -------      -------      -------      -------      -------
Total Distributions...................    1.37         1.28         1.28         1.28         1.81
                                       -------      -------      -------      -------      -------
NET ASSET VALUE, END OF THE PERIOD.... $345.65      $329.53      $261.82      $352.77      $376.51
                                       =======      =======      =======      =======      =======

Total Return (b)......................   5.33%       26.44%      -25.47%       -5.97%        8.56%
Net Assets at End of the Period (In
  millions)........................... $  63.6      $  66.4      $  56.5      $  84.7      $  94.8
Ratio of Expenses to Average
  Net Assets..........................    .72%         .78%         .71%         .64%         .65%
Ratio of Net Investment Income to
  Average Net Assets..................   1.04%        1.05%         .85%         .68%         .45%
Portfolio Turnover....................      0%           0%           0%           0%           0%

(a) Based on average units outstanding.

(b) Total return based on net asset value (NAV) assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and sale of all units at the end of the period, all at NAV. These returns do not reflect the deduction of taxes that a partner would pay on Fund distributions or the redemption of Fund units.

 8                                             See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Exchange Fund (the "Fund"), a California limited partnership, is a partnership registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The Fund seeks long-term growth of capital. The production of current income is a secondary objective. The Fund commenced investment operations on December 16, 1976.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean between the last reported bid and ask price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Managing General Partners. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

D. FEDERAL INCOME TAXES The Fund has met the qualifications to be classified as a partnership for federal income tax purposes and intends to maintain this qualification in the future. A partnership is not subject to federal income tax.

NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

    At December 31, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $ 3,280,753
                                                                ===========
Gross tax unrealized appreciation...........................    $60,298,901
Gross tax unrealized depreciation...........................            -0-
                                                                -----------
Net tax unrealized appreciation on investments..............    $60,298,901
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS Quarterly distributions to partners are recorded on the record date. Net investment income is allocated daily to each partner, relative to the total number of units held. Capital gains or losses will be allocated equally among units outstanding on the day recognized.

F. EXPENSE REDUCTIONS During the year ended December 31, 2004, the Fund's custody fee was reduced by $858 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide facilities and investment advice to the Fund for an annual fee payable monthly of .30% based on the average daily net assets of the Fund. Effective November 1, 2004, the investment advisory fee was reduced from .50% to .30%.

    For the year ended December 31, 2004, the Fund recognized expenses of approximately $6,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended December 31, 2004, the Fund recognized expenses of approximately $9,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which is reported as part of "Other" expense in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2004, the Fund recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Managing General Partners.

    Managing general partners of the Fund who are not affiliated with the Adviser are compensated by the Fund at the annual rate of approximately $500 plus a fee of $250 per Board meeting attended.

    The Managing General Partners of the Fund instituted a Retirement Plan effective April 1, 1996. The Plan is not funded, and obligations under the Plan will be paid solely out of the Fund's general accounts. The Fund will not reserve or set aside funds for the payment of its obligations under the Plan by any form of trust or escrow. For the current Managing General Partners not affiliated with the Adviser, the annual retirement benefit payable per year for a ten year period is based upon the highest total annual compensation received in any of the three calendar years preceding retirement. Managing General Partners with more than five but less than ten years service at retirement will receive a prorated reduced benefit.

NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

Under the Plan, for the Managing General Partners retiring with the effectiveness of the Plan, the annual retirement benefit payable per year for a ten year period is equal to 75% of the total compensation received from the Fund during the 1995 calendar year.

    At December 31, 2004, Van Kampen Funds Inc. and Van Kampen Exchange Corp. (both affiliates of the Adviser), as nonmanaging general partners of the Fund, owned 223 and 3,123 units of partnership interest, respectively.

3. PARTNERSHIP UNIT TRANSACTIONS

Partners of the Fund may redeem units at any time. The net asset value of units redeemed, other than redemptions under a systematic withdrawal plan, may be paid in cash or securities, at the option of the Fund, and will ordinarily be paid in whole or in part in securities. The Fund's valuation will determine the quantity of securities tendered. The Fund will select securities for tender in redemptions based on tax or investment considerations.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $-0- and $5,099,769, respectively.

5. NET ASSETS

At December 31, 2004, net assets include the following:

Net paid in capital on units of beneficial interest.........    $ 7,184,545
Net unrealized appreciation on investments..................     56,381,252
                                                                -----------
Total net assets............................................    $63,565,797
                                                                ===========

6. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN EXCHANGE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Partners of Van Kampen Exchange Fund

We have audited the accompanying statement of assets and liabilities of Van Kampen Exchange Fund, a California Limited Partnership (the "Fund"), including the portfolio of investments, as of December 31, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund's custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Exchange Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois

February 11, 2005

VAN KAMPEN EXCHANGE FUND (A CALIFORNIA LIMITED PARTNERSHIP)

MANAGING GENERAL PARTNERS AND IMPORTANT ADDRESSES

MANAGING GENERAL PARTNERS

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J. KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

NON-MANAGING GENERAL PARTNERS

VAN KAMPEN EXCHANGE CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, NY 10020

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN EXCHANGE FUND

MANAGING GENERAL PARTNER AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Managing General Partners and the Fund's officers appointed by the Managing General Partners. The tables below list the managing general partners and executive officers of the Fund and their principal occupations during the last five years, other directorships held by managing general partners and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Managing General Partners serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the managing general partners.

INDEPENDENT MANAGING GENERAL PARTNERS:

                                                                                  NUMBER OF
                                                                                   FUNDS IN
                                                                                     FUND
                                                                                   COMPLEX
                                            TERM OF                                OVERSEEN
                                           OFFICE AND                                 BY
NAME, AGE AND ADDRESS         POSITION(S)  LENGTH OF                               MANAGING    OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     GENERAL     HELD BY MANAGING
GENERAL PARTNER                  FUND        SERVED    DURING PAST 5 YEARS         PARTNER     GENERAL PARTNER
David C. Arch (59)            Managing     Managing    Chairman and Chief             83       Trustee/Director/Managing
Blistex Inc.                  General      General     Executive Officer of                    General Partner of funds
1800 Swift Drive              Partner      Partner     Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                        since 1998  health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

VAN KAMPEN EXCHANGE FUND
MANAGING GENERAL PARTNER AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                                                                   FUNDS IN
                                                                                     FUND
                                                                                   COMPLEX
                                            TERM OF                                OVERSEEN
                                           OFFICE AND                                 BY
NAME, AGE AND ADDRESS         POSITION(S)  LENGTH OF                               MANAGING    OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     GENERAL     HELD BY MANAGING
GENERAL PARTNER                  FUND        SERVED    DURING PAST 5 YEARS         PARTNER     GENERAL PARTNER

Jerry D. Choate (66)          Managing     Managing    Prior to January 1999,         81       Trustee/Director/Managing
33971 Selva Road              General      General     Chairman and Chief                      General Partner of funds
Suite 130                     Partner      Partner     Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                       since 2003  Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN EXCHANGE FUND
MANAGING GENERAL PARTNER AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                                                                   FUNDS IN
                                                                                     FUND
                                                                                   COMPLEX
                                            TERM OF                                OVERSEEN
                                           OFFICE AND                                 BY
NAME, AGE AND ADDRESS         POSITION(S)  LENGTH OF                               MANAGING    OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     GENERAL     HELD BY MANAGING
GENERAL PARTNER                  FUND        SERVED    DURING PAST 5 YEARS         PARTNER     GENERAL PARTNER

Rod Dammeyer (64)             Managing     Managing    President of CAC, L.L.C.,      83       Trustee/Director/Managing
CAC, L.L.C.                   General      General     a private company                       General Partner of funds
4350 LaJolla Village Drive    Partner      Partner     offering capital                        in the Fund Complex.
Suite 980                                  since 1998  investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to January
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TeleTech Holdings Inc.
                                                       Equity Group Corporate                  and Arris Group, Inc.
                                                       Investment (EGI), a                     Prior to May 2002,
                                                       company that makes                      Director of Peregrine
                                                       private investments in                  Systems Inc. Prior to
                                                       other companies.                        February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).

VAN KAMPEN EXCHANGE FUND
MANAGING GENERAL PARTNER AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                                                                   FUNDS IN
                                                                                     FUND
                                                                                   COMPLEX
                                            TERM OF                                OVERSEEN
                                           OFFICE AND                                 BY
NAME, AGE AND ADDRESS         POSITION(S)  LENGTH OF                               MANAGING    OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     GENERAL     HELD BY MANAGING
GENERAL PARTNER                  FUND        SERVED    DURING PAST 5 YEARS         PARTNER     GENERAL PARTNER

Linda Hutton Heagy (56)       Managing     Managing    Managing Partner of            81       Trustee/Director/Managing
Heidrick & Struggles          General      General     Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive        Partner      Partner     executive search firm.                  in the Fund Complex.
Suite 7000                                 since 2003  Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (52)         Managing     Managing    Director and President of      81       Trustee/Director/Managing
1744 R Street, NW             General      General     the German Marshall Fund                General Partner of funds
Washington, DC 20009          Partner      Partner     of the United States, an                in the Fund Complex.
                                           since 2003  independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Managing     Managing    Prior to 1998, President       83       Trustee/Director/Managing
736 North Western Avenue      General      General     and Chief Executive                     General Partner of funds
P.O. Box 317                  Partner      Partner     Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                      since 1998  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN EXCHANGE FUND
MANAGING GENERAL PARTNER AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                                                                   FUNDS IN
                                                                                     FUND
                                                                                   COMPLEX
                                            TERM OF                                OVERSEEN
                                           OFFICE AND                                 BY
NAME, AGE AND ADDRESS         POSITION(S)  LENGTH OF                               MANAGING    OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     GENERAL     HELD BY MANAGING
GENERAL PARTNER                  FUND        SERVED    DURING PAST 5 YEARS         PARTNER     GENERAL PARTNER

Jack E. Nelson (68)           Managing     Managing    President of Nelson            81       Trustee/Director/Managing
423 Country Club Drive        General      General     Investment Planning                     General Partner of funds
Winter Park, FL 32789         Partner      Partner     Services, Inc., a                       in the Fund Complex.
                                           since 2003  financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Managing     Managing    President Emeritus and         83       Trustee/Director/Managing
1126 E. 59th Street           General      General     Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637             Partner      Partner     University of Chicago and               in the Fund Complex.
                                           since 1998  the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

VAN KAMPEN EXCHANGE FUND
MANAGING GENERAL PARTNER AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                                                                   FUNDS IN
                                                                                     FUND
                                                                                   COMPLEX
                                            TERM OF                                OVERSEEN
                                           OFFICE AND                                 BY
NAME, AGE AND ADDRESS         POSITION(S)  LENGTH OF                               MANAGING    OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     GENERAL     HELD BY MANAGING
GENERAL PARTNER                  FUND        SERVED    DURING PAST 5 YEARS         PARTNER     GENERAL PARTNER

Suzanne H. Woolsey, Ph.D.     Managing     Managing    Chief Communications           81       Trustee/Director/Managing
(63)                          General      General     Officer of the National                 General Partner of funds
815 Cumberstone Road          Partner      Partner     Academy of                              in the Fund Complex.
Harwood, MD 20776                          since 2003  Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN EXCHANGE FUND

MANAGING GENERAL PARTNER AND OFFICER INFORMATION continued

INTERESTED MANAGING GENERAL PARTNERS:*

                                                                                  NUMBER OF
                                                                                   FUNDS IN
                                                                                     FUND
                                                                                   COMPLEX
                                            TERM OF                                OVERSEEN
                                           OFFICE AND                                 BY
NAME, AGE AND ADDRESS         POSITION(S)  LENGTH OF                               MANAGING    OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     GENERAL     HELD BY MANAGING
GENERAL PARTNER                  FUND        SERVED    DURING PAST 5 YEARS         PARTNER     GENERAL PARTNER
Mitchell M. Merin* (51)       Managing     Managing    President and Chief            81       Trustee/Director/Managing
1221 Avenue of the Americas   General      General     Executive Officer of                    General Partner of funds
New York, NY 10020            Partner,     Partner     funds in the Fund                       in the Fund Complex.
                              President    since       Complex. Chairman,
                              and Chief    2003;       President, Chief
                              Executive    President   Executive Officer and
                              Officer      and Chief   Director of the Adviser
                                           Executive   and Van Kampen Advisors
                                           Officer     Inc. since December 2002.
                                           since 2002  Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

VAN KAMPEN EXCHANGE FUND
MANAGING GENERAL PARTNER AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                                                                   FUNDS IN
                                                                                     FUND
                                                                                   COMPLEX
                                            TERM OF                                OVERSEEN
                                           OFFICE AND                                 BY
NAME, AGE AND ADDRESS         POSITION(S)  LENGTH OF                               MANAGING    OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     GENERAL     HELD BY MANAGING
GENERAL PARTNER                  FUND        SERVED    DURING PAST 5 YEARS         PARTNER     GENERAL PARTNER

Richard F. Powers, III* (58)  Managing     Managing    Advisory Director of           83       Trustee/Director/Managing
1 Parkview Plaza              General      General     Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                 Partner      Partner     December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                 since 1999  Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Managing     Managing    Partner in the law firm        83       Trustee/Director/Managing
333 West Wacker Drive         General      General     of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606             Partner      Partner     Meagher & Flom LLP, legal               in the Fund Complex.
                                           since 1998  counsel to funds in the
                                                       Fund Complex.

* Such Managing General Partner is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN EXCHANGE FUND

MANAGING GENERAL PARTNER AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (38)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (42)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeitus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James W. Garrett (36)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2005  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

Joseph J. McAlinden (62)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

VAN KAMPEN EXCHANGE FUND
MANAGING GENERAL PARTNER AND OFfiCER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (66)        Executive Vice           Officer     Principal Executive Officer of funds in the Fund Complex
1221 Avenue of the Americas   President and            since 2003  since May 2003. Chief Executive Officer and Chairman of
New York, NY 10020            Principal Executive                  Investor Services. Executive Vice President and Principal
                              Officer                              Executive Officer of funds in the Fund Complex. Managing
                                                                   Director of Morgan Stanley. Chief Administrative Officer,
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc., Morgan Stanley Services Company Inc. and
                                                                   Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds; Director of Morgan Stanley SICAV; previously
                                                                   Chief Global Operations Officer and Managing Director of
                                                                   Morgan Stanley Investment Management Inc.

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                         Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior
                                                                   August 2004, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2004 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.
EXCH ANR 3/05 RN05-00171P-Y12/04
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C were amended during the period. Exhibit B was then amended again in February 2005. Both editions of Exhibit B are attached.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit 11A.
         (2)      Not applicable.
         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2004
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES.........................           $22,080               N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES............           $0                    $198,000(2)
                   TAX FEES......................           $1,550(3)             $0
                   ALL OTHER FEES................           $0                    $0
              TOTAL NON-AUDIT FEES...............           $1,550                $198,000

              TOTAL..............................           $23,630               $198,000

           2003
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES.........................           $19,290               N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES............           $0                    $230,000(2)
                   TAX FEES......................           $1,500(3)             $0
                   ALL OTHER FEES................           $0                    $0
              TOTAL NON-AUDIT FEES...............           $1,500                $230,000

              TOTAL..............................           $20,790               $230,000

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

--------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.
(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


         -   Van Kampen Investments Inc.
         -   Van Kampen Asset Management
         -   Van Kampen Advisors Inc.
         -   Van Kampen Funds Inc.
         -   Van Kampen Investor Services Inc.
         -   Morgan Stanley Investment Management Inc.
         -   Morgan Stanley Trust Company
         -   Morgan Stanley Investment Management Ltd.
         -   Morgan Stanley Investment Management Company
         -   Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)      Not applicable.

(g)      See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Craig Kennedy, Jerry Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Exchange Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 17, 2005